SENTINEL PENNSYLVANIA TAX-FREE TRUST

                              April 2, 1998


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Sentinel Pennsylvania Tax-Free Trust
          Post-Effective Amendment No. 16 to the
          Registration Statement on Form N-1A
          (File Nos. 33-7664 and 811-4781)
          ------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sentinel Pennsylvania Tax-Free Trust (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A; and

     (2) the text of Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 27, 1998.


                         Very truly yours,

                         SENTINEL PENNSYLVANIA TAX-FREE TRUST


                         By:    /s/   D. Russell Morgan
                              Secretary